Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Purchase of treasury stock, shares	1,061	298,000	337,002
Cash dividends declared, per share	$ 0.24	$ 0.24	$ 0.2